AQR LSE Fusion Fund Expense Example - AQR LSE Fusion Fund	Jun. 16, 2025 USD ($)
I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 626
Expense Example, with Redemption, 3 Years	1,932
Expense Example, with Redemption, 5 Years	3,250
Expense Example, with Redemption, 10 Years	6,316
N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	650
Expense Example, with Redemption, 3 Years	1,997
Expense Example, with Redemption, 5 Years	3,349
Expense Example, with Redemption, 10 Years	6,463
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	616
Expense Example, with Redemption, 3 Years	1,905
Expense Example, with Redemption, 5 Years	3,210
Expense Example, with Redemption, 10 Years	$ 6,256